Stockholders’ (Deficit) Equity (Details) - USD ($)																	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 08, 2024	Dec. 27, 2023	Sep. 27, 2023	Sep. 06, 2023	Sep. 01, 2023	Feb. 07, 2023	Jul. 07, 2022	Jul. 07, 2022	Jul. 01, 2022	Dec. 27, 2021	Oct. 14, 2021	Jan. 08, 2021	Jun. 30, 2020	Jan. 21, 2020	Jan. 26, 2017	Jan. 28, 2014	Sep. 30, 2023	Jan. 31, 2019	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022	Oct. 27, 2022	Oct. 25, 2022	May 30, 2018	Sep. 23, 2015
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized																								250,000,000	250,000,000
Common stock, par value (in Dollars per share)																								$ 0.00001	$ 0.00001
Common stock, shares issued																								5,601,020	2,629,199
Common stock, shares outstanding																								5,601,020	2,629,199
Exercise price (in Dollars per share)																								$ 3.06
Outstanding principal balance (in Dollars)																			$ 19,816,000			$ 19,816,000		$ 19,116,000	$ 18,016,000
Shares issued for warrants																						560,936	222,183	2,971,821	856,858
New shares issuance value (in Dollars)																							$ 4,113,000		$ 3,433,000
Common stock issued for warrants					2,761,170
Restricted shares of common stock																								33,731
Share based payment expense (in Dollars)																			$ 298,000		$ 90,000	$ 515,000	509,000
Expiration date																								Oct. 27, 2027
Reduced exercise price (in Dollars per share)					$ 0.83
Aggregate gross proceeds (in Dollars)				$ 2,292,000																			2,292,000
Shares of common stock purchased																	207,088
Maximum shares of common stock																								148,727
Options shares of common stock																								9,000
Granted units
Price per share (in Dollars per share)			$ 0.01																$ 0.01			$ 0.01
Restrictions description			(a) $10.00 and (b) the sum of (1) 1,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount of all cash dividends, plus (2) 1,000 (subject to adjustments for stock dividends, stock splits, or stock combinations) times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than a dividend payable in shares of common stock, or a subdivision of the outstanding shares of common stock (by reclassification or otherwise), in each case declared on the common stock. In the event of liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock will be entitled to a minimum preferential payment of the greater of (a) $10.00 per share (plus any accrued but unpaid dividends and distributions), and (b) an amount equal to 1,000 times (subject to adjustments for stock dividends, stock splits, or stock combinations) made per share amount of all cash and other property to be distributed in respect of common stock. Each share of Preferred Stock will be initially entitled to 1,000 votes (subject to adjustment for stock dividends, stock splits, or stock combinations). In addition to voting together with the holders of common stock for the election of other directors of the Company, the holders of Preferred Stock, voting separately as a class to the exclusion of the holders of common stock, shall be entitled at the meeting of stockholders (and at each subsequent annual meeting of stockholders), unless all dividends in arrears on the Preferred Stock have been paid or declared and set apart for payment prior thereto, to vote for the election of two directors of the Company. Holders of Preferred Stock shall otherwise have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of common stock as set forth herein) for taking any corporate action, other than as required by law.
Common stock voting rights description			At any time after a Flip-In Event and prior to the acquisition by an Acquiring Person of 50% or more in voting power of the shares of Voting Stock then outstanding, the Board may, at its option, exchange the Rights (other than Rights owned by such Acquiring Person which will have become void), in whole or in part, for shares of common stock, at an exchange ratio of one share of common stock per Right.
Percentage of warrants																						9.99%
Percentage of common stock outstanding																			9.99%			9.99%
Dividends payable (in Dollars)																			$ 10,000,000			$ 10,000,000
Dividend cash (in Dollars)																						$ 10,000,000
Dividends shares																						10,000
Shares of preferred stock vote																						10,000
Shares of preferred stock																			10,000			10,000
Percentage of market price																						50.00%
Percentage of purchase price																			1.00%			1.00%
Redemption price (in Dollars per share)			$ 0.1
Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Percentage of warrants exercised					50.00%
Gross proceeds of warrants (in Dollars)				$ 2,292,000
Stock Options [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share based payment expense (in Dollars)																			$ 183,000	$ 227,000		$ 545,000	$ 1,167,000
Jackson Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants																								24,332
Common stock issued for warrants																								15,093
Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized		200,000,000
Common stock, par value (in Dollars per share)		$ 0.00001
Capital stock authorized		220,000,000
Preferred stock, shares authorized		20,000,000
Shares issued for warrants					552,234																		188,452		657,858
New shares issuance value (in Dollars)
Preferred Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.00001
Price per share (in Dollars per share)																			$ 100			$ 100
Dividends payable (in Dollars)																			$ 100,000			$ 100,000
Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Percentage of warrants exercised					50.00%
Acquiring Person [Member]
Stockholders’ (Deficit) Equity [Line Items]
Business combination acquired, percentage																			50.00%			50.00%
Business acquisition, percentage of voting																			50.00%			50.00%
Restricted Stocks [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share based payment expense (in Dollars)																								$ 1,392,000	$ 511,000
Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																	$ 1.0375			$ 1.0375			$ 1.0375
Restricted Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share based payment expense (in Dollars)																						$ 545,000	$ 1,167,000
Restricted shares common stock issued																			22,559			22,559
Securities Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued																			1,510			1,510		15,093
Exercise price (in Dollars per share)																			$ 30.6			$ 30.6
Shares issued for warrants																						2,434		24,332
Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)									$ 6.1
Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued							65,786	65,786
Exercise price (in Dollars per share)							$ 58.5	$ 58.5
Fair value option changes in fair value gain loss (in Dollars)							$ 837,000	$ 837,000
Maturity date							Jan. 07, 2028	Jan. 07, 2028
Third Amended and Restated Note Purchase Agreement [Member] | Jackson Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
Outstanding principal balance (in Dollars)																										$ 9,000,000
Amended Note Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Amendment fee (in Dollars)																								$ 39,000
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member]
Stockholders’ (Deficit) Equity [Line Items]
New shares issuance value (in Dollars)																								257,000
Fair value adjustment of warrants (in Dollars)																						$ 29,000		$ 29,000
April 2021 Securities Purchase Agreement [Member] | Second Amended and Restated 12% Senior Secured Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
Restricted shares of common stock																								228,208
Inducement Offer Letter Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)					$ 8.3
Common stock issued for warrants					276,117
September 2023 Placement Agent Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares of common stock purchased																						20,709
September 2023 Placement Agent Warrants [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																			$ 10.375			$ 10.375
Securities Exchange Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)	$ 8.3
Common stock issued for warrants	552,234
Securities Exchange Agreement [Member] | Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants	101,190
Securities Exchange Agreement [Member] | Prefunded Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants	411,630
Director [Member] | Limited Duration Stockholder Rights Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Preferred stock, par value (in Dollars per share)			0.0001
Director [Member] | Limited Duration Stockholder Rights Agreement [Member] | Preferred Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share (in Dollars per share)			20.75
Conversion Of Series A [Member]
Stockholders’ (Deficit) Equity [Line Items]
Converted shares														271
February 2023 IPO [Member] | H.C. Wainwright & Co., LLC [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued																			14,134			14,134
Exercise price (in Dollars per share)																			$ 33.165			$ 33.165
Cash fee percentage																						7.50%
Management fee percentage																						1.00%
February 2023 IPO [Member] | Securities Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued						31,500
Fair value at issuance (in Dollars per share)						$ 26.522
Public offering price (in Dollars per share)						$ 26.532
February 2023 IPO [Member] | Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued						156,952
February 2023 IPO [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued						87,666													87,666			87,666
Exercise price (in Dollars per share)						$ 58.5													$ 58.5			$ 58.5
Fair value option changes in fair value gain loss (in Dollars)						$ 176,000
Maturity date																			Jan. 07, 2028			Jan. 07, 2028
February 2023 Purchase Agreement [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Maturity date						Jan. 07, 2028
Jackson Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued																											24,332
Exercise price (in Dollars per share)																								$ 3.06
Shares issued for warrants																								100,000
New shares issuance value (in Dollars)																								$ 257,000
Warrants term																								5 years
Fair value at issuance (in Dollars per share)																								$ 3.06
Fair value adjustment of warrants (in Dollars)																								$ 29,000
Maturity date																								Oct. 27, 2027
Jackson Note [Member] | Third Amended and Restated Note Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Outstanding principal balance (in Dollars)																										$ 9,000,000
Jackson Note [Member] | Amended Note Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Amendment fee (in Dollars)																								$ 39,000
Shares issued for warrants																								100,000
Fair value adjustment of warrants (in Dollars)																								$ 29,000
Previously Reported [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized																								250,000,000	250,000,000
Common stock, par value (in Dollars per share)																								$ 0.00001	$ 0.00001
Common stock, shares issued																								5,601,020	2,629,199
Common stock, shares outstanding																								5,601,020	2,629,199
Preferred stock, shares authorized																								20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)																								$ 0.00001	$ 0.00001
New shares issuance value (in Dollars)																								$ 4,113,000
Aggregate gross proceeds (in Dollars)																								$ 2,292,000
Granted units																								337,305	63,000
Previously Reported [Member] | Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants																								1,884,516
New shares issuance value (in Dollars)
Previously Reported [Member] | Securities Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued									657,858
Exercise price (in Dollars per share)									$ 5.85
Previously Reported [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued							657,858	657,858
Exercise price (in Dollars per share)							$ 5.85	$ 5.85
Reduced exercise price (in Dollars per share)									$ 5.85
Previously Reported [Member] | Nine Existing Participating Investors [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
aggregate common stock issued									657,858
Minimum [Member]
Stockholders’ (Deficit) Equity [Line Items]
Capital stock authorized		220,000,000
Exercise price (in Dollars per share)																			$ 96,876			$ 96,876		$ 6,697,801
Own excess percentage																			4.99%			4.99%
Minimum [Member] | Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized		200,000,000
Capital stock authorized		200,000,000
Minimum [Member] | Securities Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																			$ 600			$ 600		60
Expiration date																						Jan. 26, 2026
Minimum [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)							185	185	$ 18.5
Minimum [Member] | Ownership Percentage [Member]
Stockholders’ (Deficit) Equity [Line Items]
Ownership percentage																			10.00%			10.00%
Minimum [Member] | February 2023 IPO [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)						$ 24.7													$ 24.7			$ 24.7
Minimum [Member] | Jackson Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																								60
Minimum [Member] | Previously Reported [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)							18.5	18.5
Maximum [Member]
Stockholders’ (Deficit) Equity [Line Items]
Capital stock authorized		270,000,000
Exercise price (in Dollars per share)																			$ 96,876			$ 96,876
Own excess percentage																			9.99%			9.99%
Maximum [Member] | Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized		250,000,000
Capital stock authorized		250,000,000
Maximum [Member] | Securities Purchase Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																			$ 30.6			$ 30.6		3.06
Expiration date																						Oct. 27, 2027
Maximum [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)							380	380
Maximum [Member] | Ownership Percentage [Member]
Stockholders’ (Deficit) Equity [Line Items]
Ownership percentage																			20.00%			20.00%
Maximum [Member] | Jackson Note [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)																								$ 3.06
Maximum [Member] | Previously Reported [Member] | Warrant Amendment Agreement [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share)							$ 38	$ 38	$ 38
2014 Equity Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Maximum shares of common stock																5,000
Plan expires date																Jan. 28, 2024
Options shares of common stock																									5,000
2015 Omnibus Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Maximum shares of common stock																													9,000
Omnibus Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share based payment expense (in Dollars)																								$ 66,000	$ 70,000
Shares of common stock purchased																								351,273
Maximum shares of common stock																								1,573				125,000
Options shares of common stock																								123,428
Restricted stock and stock option awards															50,000
Compensation cost (in Dollars)																								$ 197,000
Charge over year																								3 years 1 month 6 days
2019 Long Term Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants												2,584
Granted units																		6,084
Units vest, percentage																		50.00%
Average share price, percentage																		50.00%
2019 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage																								0.00%
2019 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stockholders’ (Deficit) Equity [Line Items]
Vesting rate																								-rated
2019 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share (in Dollars per share)																								$ 720
Vesting rate																								Full Vesting
2019 Long Term Incentive Plan [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share (in Dollars per share)																								$ 480
2019 Long Term Incentive Plan [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share (in Dollars per share)																								$ 480
Two Thousand Twenty Omnibus Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Share based payment expense (in Dollars)																								$ 0	$ 4,000
Shares of common stock purchased																									0
Maximum shares of common stock																									12,500
Options shares of common stock													12,500
2021 Omnibus Incentive Plan [Member]
Stockholders’ (Deficit) Equity [Line Items]
Maximum shares of common stock										500,000
Options shares of common stock											200,000
Additional shares										300,000
Two Thousand Twenty One Plan [Member] | Restricted Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of shares of common stock, awards		1,560,000
Number of shares of common stock, additional		2,060,000
Series A Preferred Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Converted shares												451
Dividends payable (in Dollars)																								$ 125,000	$ 125,000
Dividends payable (in Dollars)																	$ 125,000		$ 125,000	$ 125,000		$ 125,000	$ 125,000
Common Stock [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Shares issued for warrants					5,522,340
Series A Junior Participating Preferred Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per share (in Dollars per share)			2.75
Series A Junior Participating Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.00001